Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net [Line Items]
As of April 1, 2021	$ 297,974
Depreciation for the year	185,300	$ 90,327
Accumulated depreciation [Member]
Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net [Line Items]
As of April 1, 2021		250,284
Disposal	(10,469)
Disposal of subsidiaries (note 27)	(368,285)
Depreciation for the year	70,940	64,977
Net carrying amount
Exchange realignment	(7)	(3,564)
Ending balance	3,876	311,697
Accumulated depreciation [Member] | Computer and equipment [Member]
Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net [Line Items]
As of April 1, 2021		198,637
Disposal	(9,637)
Disposal of subsidiaries (note 27)	(212,163)
Depreciation for the year	7,539	22,336
Net carrying amount
Exchange realignment	(7)	(2,829)
Ending balance	3,876	218,144
Accumulated depreciation [Member] | Automobiles [Member]
Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net [Line Items]
As of April 1, 2021		51,647
Disposal	(832)
Disposal of subsidiaries (note 27)	(156,122)
Depreciation for the year	63,401	42,641
Net carrying amount
Exchange realignment		(735)
Ending balance		93,553
Cost [Member]
Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net [Line Items]
As of April 1, 2021		298,576
Additions	21,570	288,329
Disposal	(47,067)
Disposal of subsidiaries (note 27)	(572,804)
Acquisition of subsidiary (note 26)		12,672
Net carrying amount
Exchange realignment	929	10,094
Ending balance	12,299	609,671
Cost [Member] | Computer and equipment [Member]
Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net [Line Items]
As of April 1, 2021		198,637
Additions	3,160	34,517
Disposal	(43,847)
Disposal of subsidiaries (note 27)	(192,847)
Acquisition of subsidiary (note 26)		5,035
Net carrying amount
Exchange realignment	929	6,715
Ending balance	12,299	244,904
Cost [Member] | Automobiles [Member]
Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net [Line Items]
As of April 1, 2021		99,939
Additions	18,410	253,812
Disposal	(3,220)
Disposal of subsidiaries (note 27)	(379,957)
Acquisition of subsidiary (note 26)		7,637
Net carrying amount
Exchange realignment		3,379
Ending balance		364,767
Net carrying amount [Member]
Net carrying amount
Ending balance	8,423	297,974
Net carrying amount [Member] | Computer and equipment [Member]
Net carrying amount
Ending balance	8,423	26,760
Net carrying amount [Member] | Automobiles [Member]
Net carrying amount
Ending balance		$ 271,214